Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2060 Portfolio℠
September 30, 2025
VIPF2060-NPRT3-1125
1.9893091.106
Bond Funds - 6.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	319	2,992
Fidelity Long-Term Treasury Bond Index Fund (a)	201,139	1,894,728
TOTAL BOND FUNDS (Cost $1,957,993)		1,897,720

Domestic Equity Funds - 51.8%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	41,261	2,740,169
VIP Equity-Income Portfolio - Initial Class (a)	73,521	2,220,347
VIP Growth & Income Portfolio - Initial Class (a)	86,137	3,053,559
VIP Growth Portfolio - Initial Class (a)	41,587	4,543,835
VIP Mid Cap Portfolio - Initial Class (a)	18,144	699,092
VIP Value Portfolio - Initial Class (a)	79,362	1,549,935
VIP Value Strategies Portfolio - Initial Class (a)	48,807	768,221
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,225,045)		15,575,158

International Equity Funds - 40.9%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	243,802	3,735,053
VIP Overseas Portfolio - Initial Class (a)	283,293	8,575,286
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,665,325)		12,310,339

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $297,817)	3.98	297,817	297,817

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $24,146,180)	30,081,034
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,825)
NET ASSETS - 100.0%	30,077,209

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	3,448	514	30	(1)	59	2,992	319
Fidelity International Bond Index Fund	262,371	22,501	286,550	-	(2,374)	4,052	-	-
Fidelity Long-Term Treasury Bond Index Fund	1,729,561	796,913	685,925	48,806	(41,955)	96,134	1,894,728	201,139
VIP Contrafund Portfolio - Initial Class	2,361,039	874,086	829,055	66,878	(9,371)	343,470	2,740,169	41,261
VIP Emerging Markets Portfolio - Initial Class	3,422,794	1,254,916	1,893,554	-	2,973	947,924	3,735,053	243,802
VIP Equity-Income Portfolio - Initial Class	1,926,385	674,364	628,510	13,215	(16,707)	264,815	2,220,347	73,521
VIP Government Money Market Portfolio - Initial Class	-	685,236	387,419	8,195	-	-	297,817	297,817
VIP Growth & Income Portfolio - Initial Class	2,642,224	848,773	832,241	24,016	(15,851)	410,654	3,053,559	86,137
VIP Growth Portfolio - Initial Class	3,912,956	1,377,606	1,234,665	42,394	(37,687)	525,625	4,543,835	41,587
VIP Investment Grade Bond II Portfolio - Initial Class	-	41,266	41,618	-	352	-	-	-
VIP Mid Cap Portfolio - Initial Class	606,495	253,684	183,961	24,834	(7,552)	30,426	699,092	18,144
VIP Overseas Portfolio - Initial Class	7,277,382	2,602,805	2,564,616	75,193	(58,423)	1,318,138	8,575,286	283,293
VIP Value Portfolio - Initial Class	1,353,656	561,370	413,336	48,278	(11,582)	59,827	1,549,935	79,362
VIP Value Strategies Portfolio - Initial Class	672,374	267,644	188,917	11,507	(10,451)	27,571	768,221	48,807
	26,167,237	10,264,612	10,170,881	363,346	(208,629)	4,028,695	30,081,034

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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